Related Party Transactions	12 Months Ended
Aug. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

17. Related Party Transactions

The Group had the following balances with related parties as of August 31, 2020 and 2021, respectively:

Names of the related parties	Relationship with the Group
Shanghai Ya Qiao Education Investment Co., Ltd. (“Ya Qiao Education”)	Equity investee
Shanghai Luo Bo Education Technology Co.,Ltd. (“Luo Bo”)	Equity investee
Fujian Hexi Equity Investment Partnership (Limited Partnership) (“He Xi”)	Equity investee
Beijing Tus-Juren Education Technology Co., Ltd. (“Tus-Juren”)	Former equity investee

(a)	Amounts due from related parties

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Ya Qiao Education	20,400	-	-
Luo Bo	491	-	-

The amounts due from Ya Qiao Education is interest-free, unsecured and payable within 5 years from draw down. In April 2019, the Group had signed an agreement with Ya Qiao Education to convert RMB16,500 (US$2,554) receivables to 75% of equity investment in Ya Qiao Education. As of August 31, 2021, the equity acquisition transaction was not yet completed. The Company recognized impairment loss RMB10,849 (US$1,679) on amounts due from related parties by the year ended August 31, 2021.

(b)	Amounts due to related parties

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
He Xi	13,644	-	-
Luo Bo	803	1,205	187

(c)	Transactions with the related party

	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Other revenues
Tus-Juren	6,772	-	-	-

In October 2018, the Group acquired 30% of equity investment in Beijing Tus-Juren Education Technology Co., Ltd., or Tus-Juren, a leading K-12 after-school education company in China. As the Company had significant influence, Tus-Juren was accounted for as an equity method investment. In March 2019, the Group disposed 12% of equity investment in Tus-Juren and lost its significant influence over Tus-Juren. The Group recorded the balance as long-term investment using measurement alternative (Note 11) at RMB134,143 (US$20,764) as of August 31, 2020. The Group provided consulting services and charged licensing fees to Tus-Juren which were recorded as other revenues.

From November 2018 to February 2020, the Group lent five-year convertible loans in the aggregate principal amount of RMB721,210 (US$111,636) to Tus-Juren, which are recognized in available-for-sale investments (Note 11) to provide financial support for its operations. Such convertible loan bears an annual interest of 10% and the Group has the option to convert the principal and any unpaid interests into the equity interests of Tus-Juren at a pre-determined valuation at any time after either the third or fourth anniversary from the borrowing date. In February 2020, the Group signed a supplement agreement with Juren to waive the interests on the convertible loans beginning from December 1, 2019. The modifications are considered as extinguishments with RMB153,061 (US$23,692) losses recognized in 2020.

In addition, as of August 31, 2021, the Group provided RMB195,726 (US$30,296) loans to Tus-Juren and its subsidiaries. However, Tus-Juren and its subsidiaries, have announced its bankruptcy in August 2021, which is affected by the changes in the regulatory environment on the private education industry in China. As a result, as of August 31, 2021, the Company recognized fully impairment loss for the loans recorded in prepayment and other current assets to Tus-Juren and its subsidiaries.